BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Summary of Carrying Amount of the Group's Term Loan and Movements
Below is the carrying amount of the Group’s term loan and the movements during the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
As at January 1, at fair value	5,944	5,960
Interest accrued (Note 20)	464	480
Amortization of issuance costs	31	34
Interest paid	(458)	(509)
Repayment of principal	(6,000)	—
Translation differences	19	(21)
As at December 31, at fair value	—	5,944

Summary of Non-current and Current Borrowings	As of December 31, 2022 and 2021, the total outstanding borrowings are as follows:

	As at December 31,
	2022	2021
Non-current	—	—
Current	—	5,944
Total	—	5,944